UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Rosemawr Depositor, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): Not applicable.

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001812671

Gregory Shlionsky, (212) 286-9474

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:

(Exact name of issuing entity as specified in its charter)

 PACEfunding 2020-1

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Rosemawr Depositor, LLC (the “Securitizer”) hereby makes its annual filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this report relates (the “Reporting Period”) is the calendar year ending on December 31, 2022. The Securitizer has no activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

/s/ Gregory Shlionsky

Gregory Shlionsky

Chief Executive Officer